Note Payable (Tables)	6 Months Ended
Jun. 30, 2025
Note Payable [Abstract]
Schedule of Extinguishment of Debt	For 2025, the amount of interest expense was recognized through the extinguishment of the Note.
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Amortization of Note discount	$—	$50	$54	$94